Consolidated Statement of Other Comprehensive (Loss) Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Other Comprehensive (Loss) Income
Net loss for the period	$ (1,032)	$ (2,259)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	(2,507)	216
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	(2,507)	216
Other comprehensive (loss) income	(2,507)	216
Total comprehensive loss	(3,539)	(2,043)
Attributable to:
Equity holders of the Company	$ (3,539)	$ (2,043)